UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21985
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Hatteras Multi-Strategy TEI Institutional Fund, L.P.
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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324
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Date of fiscal year end: March 31
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Date of reporting period: December 31, 2010
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Multi-Strategy TEI Institutional Fund, L.P.

Schedule of Investments - December 31, 2010 (unaudited)

Hatteras Multi-Strategy TEI Institutional Fund, L.P.  (1)

Investment in Hatteras Multi-Strategy Offshore Institutional Fund, LDC, at value - 100.02% (Cost $624,131,649)	$628,290,162
Liabilities in excess of other assets - (0.02)%	(154,972)
Net Assets – 100.00%	628,135,190

Hatteras Multi-Strategy Offshore Institutional Fund, LDC  (2)

Investment in Hatteras Master Fund, L.P., at value - 99.84% (Cost $624,131,649)	$628,290,162
Other assets in excess of liabilities - .16%	1,014,611
Net Assets – 100.00%	629,304,773

(1)	Invests the majority of its assets in Hatteras Multi-Strategy Offshore Institutional Fund, LDC.
The Schedule of Investments is included below.

(2)	Invests the majority of its assets in Hatteras Master Fund, L.P.
The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P

Schedule of Investments - December 31, 2010 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL
Percentages are as follows:
Absolute Return (14.70%)
Energy and Natural Resources  (14.38%)
Enhanced Fixed Income (25.33%)
Opportunistic Equity (28.70%)
Private Equity (13.58%)
Real Estate (8.21%)
Short-Term Investment (2.76%)

Investments in Adviser Funds (104.90%)	Cost	Fair Value
Absolute Return (14.70%)
7X7 Institutional Partners, L.P.a, b, c	$20,000,000	$19,753,272
Broad Peak Fund, L.P. a, b	9,110,399	8,813,352
Citadel Derivatives Group Investors, LLC a, b	3,413,210	5,962,284
Citadel Wellington, LLC (Class A)a, b, c	28,740,360	28,567,528
Courage Special Situations Fund, L.P. a, b	17,327,675	17,538,856
D.E. Shaw Composite Fund, LLC a, b	18,909,900	21,889,436
Eton Park Fund, L.P. a, b	19,000,000	21,022,661
JANA Partners Qualified, L.P. a, b, e	92,329	41,998
Marathon Fund, L.P. a, b, e	4,247,988	2,817,841
Montrica Global Opportunities Fund, L.P. a, b	843,812	731,899
OZ Asia, Domestic Partners L.P. b, e	1,310,006	1,313,422
Paulson Advantage, L.P. a, b, c	14,207,995	21,291,518
Paulson Partners Enhanced, L.P. a, b, c	7,000,000	16,855,830
Perry Partners, L.P. a, b	1,448,912	1,526,433
Pipe Equity Partners a, b, e	16,095,273	9,776,876
Pipe Select Fund, LLC a, b	10,346,157	14,278,304
Standard Investment Research Hedge Equity Fund, L.P. a, b	20,000,000	22,796,377
Stark Investments Limited Parntership-Special Investments Reserve a, b, e	268,562	268,735
Stark Investments, L.P. a, b, e	2,1672,287	1,968,682
Stark Select Asset Fund LLC, a,b,e	1,249,419	1,235,285
Total Absolute Return		218,450,589

Energy and Natural Resources (14.38%)	Cost	Fair Value
Investment in Limited Partnership Interests
Arclight Energy Partners Fund III, L.P. a, b	4,110,753	4,566,171
Arclight Energy Partners Fund IV, L.P. b	3,452,716	3,468,640
Black River Commodity MS Fund, L.P. a, b, e	463,426	461,766
Bluegold Global Fund, L.P. a, b	10,000,000	11,682,020
Cadent Energy Partners II, L.P. b	4,766,135	4,560,000
Camcap Resources, L.P. a, b, e	540,183	472,526
Canaan Natural Gas Fund X, L.P. a, b	3,360,500	1,426,448
Chilton Global Natural Resources Partners, L.P. a, b, c	24,000,000	28,693,200
EMG Investments, LLC a, b	1,495,925	1,495,349
EnerVest Energy Institutional Fund XI-A, L.P. b	6,998,031	5,134,100
EnerVest Energy Institutional Fund X-A, L.P. b	2,178,934	2,380,304
Goldfinch Capital Management, L.P. a, b	15,000,000	13,801,632
Intervale Capital Fund, L.P. b	4,525,930	4,654,426
Merit Energy Partners F-II, L.P. a, b	1,032,678	989,470
Natural Gas Partners Energy Tech, L.P. a, b	862,989	930,752
Natural Gas Partners IX, L.P. a, b	5,794,441	5,733,219
Natural Gas Partners VIII, L.P. a, b	4,071,329	4,435,657
NGP Energy Technology Partners II, L.P. b	1,797,492	1,701,615
NGP Midstream & Resources Offshore Holdings Fund, L.P.b	2,637,591	3,131,141
NGP Midstream & Resources, L.P. b	4,925,522	5,345,800
Ospraie Special Opportunities Fund, L.P. a, b, e	3,831,807	4,456,867
Pine Brook Capital Partners, L.P. b	3,357,711	3,027,644
Quantum Energy Partners IV, L.P. b	2,812,315	2,026,199
Quantum Energy Partners V, L.P. a, b	1,666,532	316,327
Sentient Global Resources Fund III, L.P. b	10,106,680	13,800,000
Southport Energy Plus Partners, L.P. a, b, c	19,814,148	27,165,252
The Clive Fund, L.P. a, b	15,000,000	17,402,968
Touradji Global Resources Fund, L.P. a, b, c	11,570,063	13,581,972
Touradji Global Resources Holdings, LLC a, b, e	3,434,008	3,002,879
TPF II, L.P. b	9,065,739	8,244,840
Urban Oil and Gas Partners A-1, L.P. b	2,540,255	2,557,643
Total Investment in Limited Partnership Interests		200,646,827

Investment in Exchange Traded Funds
ETF - Market Vectors Gold Miners	5,065,634	6,147,000
ETF - Oil Services Holders Trust Depositary Receipt	4,979,358	6,956,235
Total Investment in Exchange Traded Funds		13,103,235
Total Energy and Natural Resources		213,750,062

Enhanced Fixed Income (25.33%)	Cost	Fair Value
Investment in Limited Partnership Interests
Alden Global Distressed Opportunities Fund, L.P. a, b	20,000,000	18,461,885
Anchorage Capital Partners, L.P. a, b	30,000,000	31,109,960
Anchorage Crossover Credit Fund II, L.P. a, b	268,848	370,850
BDCM Partners I, L.P. b	30,988,411	30,780,754
Bell Point Credit Opportunities Fund, L.P. a, b	20,000,000	20,837,806
Contrarian Capital Fund I, L.P. a, b	12,522,723	16,753,467
CPIM Structured Credit Fund 1000, L.P. a, b, e	359,873	64,159
Drawbridge Special Opportunities Fund, L.P. a, b, e	8,583,508	9,845,481
EDF-M1 Onshore, L.P. a, b	5,000,000	4,811,936
Fortress VRF Advisors I, LLC a, b, e	8,092,619	1,766,085
Halcyon European Structured Opportunities Fund, L.P. a, b, e	1,151,246	598,068
Harbinger Capital Partners Fund I, L.P. a, b	14,567,661	13,347,884
Harbinger Credit Distressed Blue Line Fund, L.P. a, b	20,000,000	22,475,783
Marathon Special Opportunity Fund, L.P. a, b	7,534,863	8,129,110
McDonnell Loan Opportunity Fund a, b, e	1,000,000	625,576
MKP Credit, L.P. a, b	25,000,000	28,247,182
Morgan Rio Capital Fund, L.P. a, b	7,000,000	8,112,921
Mudrick Distressed Opportunity Fund, L.P. a, b	10,000,000	10,117,935
Prospect Harbor Credit Partners, L.P. a, b	3,061,025	2,586,807
Providence MBS Fund, L.P. a, b	25,000,000	25,822,623
Senator Global Opportunity Fund, L.P. a, b	30,000,000	34,111,103
Strategic Value Restructuring Fund, L.P. a, b	15,428,312	16,659,579
The Rohatyn Group Local Currency Opportunity Partners, L.P. a, b	13,164,765	14,607,029
Waterstone Market Neutral Fund, L.P. a, b	14,864,513	25,376,244
Total Investment in Limited Partnership Interests		345,620,227

Investment in Mutual Funds
Mutual Fund - Doubleline Total Return Bond Fund	15,000,000	15,387,072
Mutual Fund - Fidelity Floating Rate High Income Fund	15,000,000	15,565,352
Total Investment in Mutual Funds		30,952,424
Total Enhanced Fixed Income		376,572,651

Opportunistic Equity (28.70%)	Cost	Fair Value
Algebris Global Financials Fund, L.P. a, b, c	18,035,735	19,164,658
Artis Partners 2X (Institutional), L.P. a, b, c	7,958,246	16,897,006
Asian Century Quest Fund (QP), L.P. a, b, c	14,364,157	16,274,225
Biomedical Value Fund, L.P. a, b	9,390,468	9,727,763
Brevan Howard Emerging Markets Strategies Fund, L.P. a, b, c	15,000,000	14,838,837
Brevan Howard, L.P. a, b, c	20,000,000	20,202,020
Bridgwater All Weather 12%, LLC a, b	10,000,000	9,829,588
CCM SPV II, LLC a, b, e	83,961	127,552
CRM Windridge Partners, L.P. a, b, c	14,522,017	17,085,365
D.E. Shaw Oculus Fund, LLC a, b	13,517,760	18,530,272
Drawbridge Global Macro Fund, L.P. a, b, e	98,934	86,310
Ellerston Global Equity Managers Fund (U.S.), L.P. a, b, e	235,150	274,814
GMO Mean Reversion Fund (onshore) a, b	6,770,065	8,234,728
Gracie Capital, L.P. a, b, e	277,871	167,111
HealthCor, L.P. a, b	13,537,066	20,057,810
Miura Global Partners II, L.P. a, b, c	18,023,696	18,238,658
Penta Asia Domestic Partners, L.P. a, b	17,026,379	9,351,570
R.G. Niederhoffer Global Fund, L.P. I a, b	25,000,000	22,052,403
Samlyn Onshore Fund, L.P. a, b, c	31,000,000	42,939,469
Sansar Capital Master Fund, L.P. Subsidiaries a, b, e	215,680	355,140
Sansar Capital, L.P. a, b	8,234,413	5,825,895
SCP Ocean Fund, L.P. a, b	9,002,947	13,657,794
SCP Sakonnet Fund, L.P. a, b	10,000,000	10,320,434
Sloane Robinson (Class C) International a, b, c	7,457,674	9,932,886
Sloane Robinson (Class G) Emerging a, b	12,281,970	19,195,667
TT Mid-Cap Europe Long/Short Fund Limited a, b, c	22,500,000	27,174,263
Valiant Capital Partners, L.P. b, c	20,993,543	31,155,944
Viking Global Equities, L.P. a, b, c	17,881,914	22,172,784
Visium Balanced Fund, L.P. a, b	18,969,942	22,216,237
Visium Special Holdings, LLC (Class A) a, b, e	175,331	287,686
Visium Special Holdings, LLC (Class B) a, b, e	143,851	221,458
Total Opportunistic Equity		426,596,347

Private Equity (13.58%)	Cost	Fair Value
ABRY Advanced Securities Fund, L.P. a, b	5,452,490	6,855,396
ABRY Partners VI, L.P. b	7,061,226	8,270,685
Accel-KKR Capital Partners III, L.P. b	3,092,457	2,870,000
Actis Umbrella Fund, L.P. b	2,663,636	2,362,843
BDCM Opportunity Fund II, L.P. b	3,035,228	3,422,405
Brazos Equity Fund II, L.P. b	3,245,204	2,278,585
Brazos Equity Fund III, L.P. b	1,736,251	1,266,813
Carlyle Japan Fund II, L.P. a, b	973,255	878,455
Carlyle Partners V, L.P. b	4,645,776	5,312,982
CDH Venture Partners II, L.P. b	2,215,541	1,866,900
CDH Venture Partners IV, L.P. a, b	604,629	446,959
Claremont Creek Ventures II, L.P. a, b	712,500	455,675
Claremont Creek Ventures, L.P. a, b	1,460,416	933,841
Crosslink Crossover Fund IV, L.P. a, b	3,345,919	5,107,972
Crosslink Crossover Fund V, L.P. a, b	9,495,464	11,496,447
CX Partners Fund Limited b	1,850,997	1,690,231
Dace Ventures I, L.P. a, b	1,999,305	1,780,183
Darwin Private Equity I, L.P. b	3,964,694	3,848,790
Encore Consumer Capital Fund, L.P. b	3,135,410	3,417,959
Exponent Private Equity Partners II, L.P. b	2,937,754	2,031,288
Fairhaven Capital Partners, L.P. a, b	2,214,416	1,561,651
Gavea Investment Fund II, L.P. a, b	1,550,000	3,110,460
Gavea Investment Fund III, L.P. a, b	17,000,000	26,556,023
Great Point Partners I, L.P. a, b	1,333,538	1,221,515
Halifax Capital Partners II, L.P. b	1,809,154	1,874,531
Hancock Park Capital III, L.P. a, b	3,000,000	2,498,338
Healthcor Partners Fund, L.P. a, b	1,830,235	1,425,444
Hillcrest Fund, L.P. b	3,313,940	2,603,256
Hony Capital Fund 2008, L.P. a, b	4,647,851	4,189,586
Integral Capital Partners VII, L.P. a, b	1,310,515	1,558,860
Integral Capital Partners VIII, L.P. a, b	10,000,000	9,048,408
J.C. Flowers III, L.P. a, b	1,617,350	1,721,243
Lighthouse Capital Partners VI, L.P. a, b	4,175,000	4,414,767
Mid Europa Fund III, L.P. a, b	3,418,382	3,737,720
New Horizon Capital III, L.P. b	3,205,331	3,719,130
OCM European Principal Opportunties Fund, L.P. a, b	3,316,233	5,648,953
OCM Mezzanine Fund II, L.P. a, b	3,757,661	3,819,823
Orchid Asia IV, L.P. b	4,183,872	5,115,558
Private Equity Investment Fund V, L.P. b	3,912,096	3,602,357
Private Equity Investors Fund IV, L.P. b	3,246,707	2,580,516
Roundtable Healthcare Partners II, L.P. b	2,272,675	2,111,234
Roundtable Healthcare Management III, L.P. a, b	906,691	844,144
Saints Capital VI, L.P. b	5,655,408	5,281,642
Sanderling Venture Partners VI Co-Investment Fund, L.P. a, b	766,178	796,773
Sanderling Venture Partners VI, L.P. a, b	837,884	1,156,004
Sovereign Capital Limited Partnership III a, b	816,030	720,296
Sterling Capital Partners II, L.P. b	1,773,642	1,905,826
Sterling Capital Partners III, L.P. a, b	2,701,799	3,039,867
Sterling Group Partners III, L.P. a, b	637,278	459,413
Strategic Value Global Opportunities Fund I-A, L.P. a, b	4,515,614	4,886,809
Tenaya Capital V, L.P. a, b	2,867,086	3,350,000
The Column Group, L.P. a, b	2,363,825	2,337,421
The Founders Fund III, L.P. a, b	500,000	447,981
The Raptor Private Holdings, L.P. a, b, e	1,325,387	1,074,571
Tiger Global Investments Partners VI, LP a, b	2,175,000	2,050,000
Trivest Fund IV, L.P. b	2,844,058	4,232,845
VCFA Private Equity Partners IV, L.P. b	1,371,466	1,230,037
VCFA Venture Partners V, L.P. a, b	5,388,896	4,900,814
Voyager Capital Fund III, L.P. a, b	1,406,122	1,452,660
Westview Capital Partners II, L.P. a, b	2,081,347	1,796,769
Zero2IPO China Fund II, L.P. a, b	1,373,273	1,157,800
Total Private Equity		201,835,454

Real Estate (8.21%)
Arminius Moat, L.P. b	5,014,467	5,287,611
Benson Elliot Real Estate Partners II, L.P. a, b	4,707,624	2,758,202
Carlyle Realty Distressed RMBS Partners, L.P. b	12,398,814	16,994,156
Colony Investors VII, L.P. a, b	3,045,480	1,117,791
Colony Investors VIII, L.P. a, b	7,699,547	3,325,400
DaVinci Corporate Opportunity Partners, L.P. a, b	3,832,176	757,686
Florida Real Estate Value Fund, L.P. a, b	999,648	953,281
Forum European Realty Income III, L.P. a, b	2,868,723	2,114,672
Garrison Opportunity Fund, LLC a, b	6,006,062	7,308,014
Greenfield Acquisition Partners V, L.P. a, b	4,136,818	3,860,684
GTIS Brazil Real Estate Fund, L.P. a, b	4,129,602	5,556,259
Northwood Real Estate Co-Investors b	729,146	737,280
Northwood Real Estate Partners b	2,250,198	1,951,864
Oak Hill REIT Plus Fund, L.P. a, b	7,471,061	8,159,295
ORBIS Real Estate Fund I a, b	3,091,357	2,335,999
Patron Capital, L.P. III a, b	3,347,859	2,628,233
Phoenix Real Estate Fund PTE Limited a, b	6,455,285	7,402,688
Phoenix Real Estate Fund (T), L.P. b	6,838,785	5,601,956
Rockwood Capital Real Estate Partners Fund VII, L.P. a, b	5,000,000	1,349,885
Security Capital-Preferred Growth, LLC b, e	1,371,234	507,395
Square Mile Partners III, L.P. a, b	5,142,055	4,930,747
TCW Special Mortgage Credits Fund II, L.P. a, b	14,146,584	24,217,102
Transwestern Mezzanine Realty Partners II, LLC b	2,097,921	619,535
Transwestern Mezzanine Realty Partners III b	3,337,348	1,781,580
WCP Real Estate Fund I, L.P. a, b	4,823,940	4,099,020
WCP Real Estate Strategies Fund, L.P. a, b, e	8,971,304	5,769,926
Total Real Estate		122,126,261
Total investments in Adviser Funds (cost $1,424,288,370)		1,559,331,364

Short-Term Investments (2.76%)
Federated Prime Obligations Fund #10, 0.17% d	40,971,983	40,971,983
Total Short-Term Investments (cost $40,971,983)		40,971,983
Total Investments (cost $1,465,260,353) (107.66%)		1,600,303,347
Liabilities in excess of other assets (-7.66%)		(113,828,015)
Partners' capital (100.00%)		$1,486,475,332

a-	Non-income producing.
b-	Adviser Funds are issued in private placement transactions and as such are restricted as to resale.
c-	Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these securities was $333,069,548 and $411,984,688, respectively.
d-	The rate shown is the annualized 7-day yield as of December 31, 2010.
e-	The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.

Total cost and fair value of restricted Adviser Funds as of December 31, 2010  was $1,424,288,370 and $1,559,331,364, respectively.

See Notes to Schedule of Investments

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•         Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Adviser Funds, etc.)

•         Level 3 – significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

	Level 1	Level 2	Level 3	Total
Absolute Return	$-	$144,880,904	$73,569,685	$218,450,589
Energy and Natural Resources	13,103,235	98,745,073	101,901,754	213,750,062
Enhanced Fixed Income	30,952,424	169,503,271	176,116,956	376,572,651
Opportunistic Equity	-	321,195,290	105,401,057	426,596,347
Private Equity	-	-	201,835,454	201,835,454
Real Estate	-	8,159,296	113,966,965	122,126,261
Short-Term Investment	40,971,983	-	-	40,971,983
Total	$85,027,642	$742,483,834	$772,791,871	$1,600,303,347

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

			Change in
	Balances as of	Net Realized	Unrealized	Gross	Gross	Balances as of
Investments	March 31, 2010	Gain (Loss)	App/Depr	Purchases	Sales	December 31, 2010
Absolute Return	$92,378,347	(2,389,209)	4,622,423	2,471,104	(23,512,980)	$73,569,685
Energy and Natural Resources	80,693,617	(4,784)	3,542,076	23,130,026	(5,459,181)	$101,901,754
Enhanced Fixed Income	193,782,504	5,054,692	5,694,729	35,000,000	(63,414,969)	$176,116,956
Opportunistic Equity	107,062,127	965,826	4,763,288	4,694,148	(12,084,332)	$105,401,057
Private Equity	163,411,376	429,147	9,945,584	48,252,603	(20,203,256)	$201,835,454
Real Estate	94,576,160	(221,014)	13,780,615	16,358,109	(10,526,905)	$113,966,965
Total Investments	$731,904,131	$3,834,658	$42,348,715	$129,905,990	$(135,201,623)	$772,791,871

The change in unrealized appreciation/(depreciation) from Level 3 investments held at December 31, 2010 is $42,348,715.

Adviser Funds categorized as Level 3 assets, with a fair value totaling $47,588,210, have imposed gates or suspended redemptions.  Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from September 2008 to December 2010.  It is generally not known when these restrictions will be lifted.

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of December 31, 2010, the Master Fund had not entered into any derivative instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Multi-Strategy TEI Institutional Fund, L.P.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date March 1, 2011

By (Signature and Title)*
/s/ R. Lance Baker
R. Lance Baker, Chief Financial Officer
(principal financial officer)

Date March 1, 2011

* Print the name and title of each signing officer under his or her signature.